Shareholders' Equity	6 Months Ended
Mar. 31, 2026
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 16 — SHAREHOLDERS’ EQUITY

Ordinary Shares

Universe INC was incorporated under the laws of the Cayman Islands on December 11, 2019. The original authorized number of ordinary shares upon incorporation was 50,000 shares with par value of US$1.00 per share and 50,000 shares were issued. On August 7, 2020, the Company amended its Memorandum of Association to increase the authorized number of shares to 100,000,000 shares with par value of $0.003125 per share, and subdivide the original issued shares from 50,000 shares at par value of $1.00 per share to 16,000,000 ordinary shares with par value of $0.003125 per share. As a result of this forward split of the outstanding ordinary shares at a ratio of 320-for-1 share, a total of 16,000,000 shares were issued and outstanding after the split. The issuance of these 16,000,000 shares is considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented.

Increased authorized share capital and share consolidation

On July 3, 2023, the Company held an annual general meeting of shareholders at which shareholders, among other things, resolved:

(a)	with immediate effect, to increase the Company’s authorized share capital from US$312,500 divided into 90,000,000 ordinary shares of par value US$0.003125 each and 10,000,000 preferred shares of par value US$0.003125 each, to US$3,125,000 divided into 900,000,000 ordinary shares of par value US$0.003125 each and 100,000,000 preferred shares of par value US$0.003125 each;

(b)	that, conditional upon the approval of the board of directors of the Company in its sole discretion, with effect as of the date the board of directors of the Company may determine, the authorized, issued and outstanding shares of the Company be consolidated by consolidating each 10 shares of the Company, or such lesser whole share amount as the board of directors may determine in its sole discretion, such amount not to be less than 2, into 1 share of the Company, with such consolidated shares having the same rights and being subject to the same restrictions (save as to nominal value) as the then existing shares of par value US$0.003125 each in the capital of the Company; and

(c)	that, upon the effectiveness of the 2023 Share Consolidation, the Company adopt amended and restated articles of association, in substantially the form set out in Annex B in the proxy statement dated May 24, 2023, in substitution for and to the exclusion of, the memorandum of association of the Company in effect immediately prior to effectiveness of the 2023 Share Consolidation.

The board of directors of the Company resolved to effect the 2023 Share Consolidation on July 27, 2023 with the authorized, issued and outstanding shares to be consolidated on a six (6) for one (1) ratio, which had the effect of reducing the number of: (a) authorized ordinary shares from 900,000,000 ordinary shares with a par value of US$0.003125 per share to 150,000,000 ordinary shares with a par value of US$0.01875 per share; (b) issued and outstanding ordinary shares from 21,750,000 ordinary shares with a par value of US$0.003125 per share to 3,625,000 ordinary shares with a par value of US$0.01875 per share; and (c) authorized preferred shares from 100,000,000 preferred shares with a par value of US$0.003125 per share to 16,666,666.6666 preferred shares with a par value of US$0.01875 per share.

On July 15, 2024, the Company closed its self-underwritten public offering of 20,000,000 ordinary shares, par value $0.01875 per share. The ordinary shares were priced at $1.25 per share. The Company raised a total of $25 million through that offering, before deducting offering-related expenses, and net proceeds of $24.625 million.

On September 27, 2024, the Company held an annual general meeting of shareholders at which shareholders, among other things, resolved:

(a)	with immediate effect, to increase the Company’s authorized share capital from US$3,125,000 divided into 150,000,000 ordinary shares of par value US$0.01875 each and 16,666,666.6666 preferred shares of par value US$0.01875 each, to US$140,625,000 divided into 6,750,000,000 ordinary shares of par value US$0.01875 each and 750,000,000 preferred shares of par value US$0.01875 each;

(b)	that, subject to and immediately following the Authorized Share Capital Increase being effected, the Company adopt an amended and restated memorandum of association in substitution for, and to the exclusion of, the Company’s existing memorandum of association, to reflect the Authorized Share Capital Increase; and

(c)	that, conditional upon the approval of the board of directors of the Company in its sole discretion, with effect as of the date the board of directors of the Company may determine, the authorized, issued, and outstanding shares of the Company be consolidated by consolidating each 15 Shares of the Company, or such lesser whole share amount as the board of directors of the Company may determine in its sole discretion, such amount not to be less than 2, into 1 Share of the Company, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to nominal value) as the existing Shares of such class as set out in the Company’s memorandum and articles of association.

On November 12, 2024, the Company effected a share consolidation of 15 ordinary shares with par value of US$0.01875 per share each in the Company’s issued and unissued share capital into one (1) ordinary share with par value of US$0.28125. All fractional shares were rounded up to the whole number of shares. Immediately following the Share Consolidation, the authorized share capital of the Company was US$140,625,000 divided into 450,000,000 ordinary shares, par value US$0.28125 per share and 50,000,000 preferred shares, par value US$0.28125 per share.

On March 24, 2025, the Company effected a share consolidation of 40 ordinary shares with par value of US$0.28125 per share each in the Company’s issued and unissued share capital into one ordinary share with par value of US$11.25. All fractional shares were rounded up to the whole number of shares. Immediately following the Share Consolidation, the authorized share capital of the Company was US$140,625,000 divided into 11,250,000 ordinary shares, par value US$11.25 per share and 1,250,000 preferred shares, par value US$11.25 per share.

On September 3, 2025, the Company held an annual general meeting of shareholders at which shareholders, resolved as a special resolution that, subject to and conditional upon, amongst other things: (i) approval from the Grand Court of the Cayman Islands (the “Court”) of the Capital Reduction (as defined below); (ii) registration by the Registrar of Companies of the Cayman Islands of the order of the Court confirming the Capital Reduction and the minute approved by the Court containing the particulars required under the Companies Act (Revised) (the “Act”) in respect of the Capital Reduction and compliance with any conditions the Court may impose; (iii) compliance with the relevant procedures and requirements under the applicable laws of the Cayman Islands to effect the Capital Reduction; and (iv) obtaining of all necessary approvals from the regulatory authorities or otherwise as may be required in respect of the Capital Reduction, with effect from the date on which these conditions are fulfilled:

a)	the par value of each issued Ordinary Share of par value US$11.25 each in the share capital of the Company be reduced to par value US$0.00001 each (the “Capital Reduction”) by cancelling the paid-up capital to the extent of US$11.24999 on each of the then issued Ordinary Shares of par value US$11.25 each;

b)	the credit arising from the Capital Reduction be transferred to a distributable reserve account of the Company which may be utilized by the Company as the board of directors of the Company may deem fit and as permitted under the Act, the amended and restated memorandum of association adopted by special resolution passed on 1 March 2025 and unanimous written director resolutions passed on 20 February 2025 and made effective on 17 March 2025 (the “Existing Memorandum”), the second amended and restated articles of association of the Company adopted by special resolution passed on 23 September 2022 (the “Existing Articles”), and all relevant applicable laws, including, without limitation, eliminating or setting off any accumulated losses of the Company (if any) from time to time;

c)	immediately following the Capital Reduction, pursuant to section 13 of the Act and article 8.1(d) of the Existing Articles, each of the authorized but unissued Ordinary Shares of par value US$11.25 each be sub-divided into 1,125,000 ordinary shares of par value US$0.00001 each (the “Sub-division”);

d)	immediately following the Capital Reduction and the Sub-division, the authorized share capital of the Company be altered by the cancellation of: (i) the 1,250,000 unissued Preferred Shares of par value US$11.25 each; and (ii) 12,020,495,313,338 of the unissued ordinary shares of par value US$0.00001 each, such that the authorized share capital is altered:

from US$134,287,453.13338 divided into: (i) 12,022,495,313,338 ordinary shares of par value US$0.00001 each; and (ii) 1,250,000 Preferred Shares of par value US$11.25 each;

to US$20,000 divided into 2,000,000,000 ordinary shares of par value US$0.00001 each

(the “Capital Alteration”);

e)	immediately following the Capital Alteration:

a.	the authorized and issued share capital of the Company be divided into two separate classes as follows:

i.	US$18,000 divided into 1,800,000,000 class A ordinary shares of par value US$0.00001 each (the “Class A Ordinary Shares”); and

ii.	US$2,000 divided into 200,000,000 class B ordinary shares of par value US$0.00001 each (the “Class B Ordinary Shares” and, together with the Class A Ordinary Shares, the “New Share Classes”),

it being noted that the terms of, and rights attaching to the New Share Classes will be materially identical to the existing ordinary shares of par value US$0.00001 each in the capital of the Company save that the Class B Ordinary Shares: (i) shall have 100 times the voting rights per share of Class A Ordinary Shares; and (ii) shall be convertible into Class A Ordinary Shares;

b.	the issued shares in the Company outstanding following the Capital Alteration be re-designated, as follows:

i.	the 559,868 ordinary shares of par value US$0.00001 each held by Cede & Co be re-designated as 559,868 Class A Ordinary Shares;

ii.	the 1 ordinary share of par value US$0.00001 held by Christopher Lin be re-designated as 1 Class A Ordinary Share;

iii.	the 1 ordinary share of par value US$0.00001 held by Michael Olson be re-designated as 1 Class A Ordinary Share;

iv.	the 1 ordinary share of par value US$0.00001 held by Daniel J Sleiman be re-designated as 1 Class A Ordinary Share; and

v.	the 3,467 ordinary shares of par value US$0.00001 each held by Sununion Holding Group Limited be re-designated as 3,467 Class B Ordinary Shares,

(steps (a) to (e) (inclusive) above shall be collectively referred to as the “Capital Reorganization”),

f)	any one or more of the directors of the Company be and is/are hereby authorized to do all such acts and things and execute all such documents, which are in connection with and/or ancillary to the Capital Reorganization and any of the foregoing steps and of administrative nature, on behalf of the Company, including under seal where applicable, as they consider necessary, desirable or expedient to give effect to the foregoing arrangements for the Capital Reorganization and (where applicable) to aggregate all fractional Class A Ordinary Shares and/or Class B Ordinary Shares and sell them for the benefit of the Company.”

On February 13, 2026, the dual-class share structure became effective on the Nasdaq Capital Market, and the Company’s authorized share capital was changed to US$20,000 divided into 1,800,000,000 class A ordinary shares of par value US$0.00001 each (the “Class A Ordinary Shares”) and 200,000,000 class B ordinary shares of par value US$0.00001 each.

As of March 31, 2026, the Company had a total of 563,338 class A ordinary shares issued and outstanding, no class B ordinary shares issued and outstanding.

Underwriter warrants

In connection with the Company’s initial public offering (the “IPO”), the Company agreed to issue warrants to the underwriter, for a nominal consideration of $0.001 per warrant, to purchase 300,000 ordinary shares of the Company (equal to 6% of the total number of ordinary shares sold in the IPO, excluding any ordinary shares sold pursuant to the over-allotment option) (the “Underwriter Warrants”). The Underwriter Warrants had a term of five (5) years, with each warrant exercisable for 1/90 of one ordinary share at an exercise price of $495 per share, as adjusted to reflect the Company’s share consolidations. The Underwriter Warrants were exercisable for cash or on a cashless basis and expired in March 2026. On December 6, 2024, the Company entered into a securities purchase agreement with certain purchasers pursuant to which the Company agreed to issue 18,750,000 common warrants to purchase an aggregate of 18,750,000 ordinary shares at an exercise price of $32.00 per ordinary share. Each common warrant is exercisable from the date of issuance until the fifth anniversary thereof and will expire in December 2029. Management determined that the Underwriter Warrants and the common warrants each meet the requirements for equity classification under ASC 815-40, as each is indexed to the Company’s own ordinary shares. As of March 31, 2026, the common warrants remained issued and outstanding, and none had been exercised. For the six months ended March 31, 2026 and 2025, the Underwriter Warrants and the common warrants were antidilutive and, accordingly, were excluded from the diluted earnings per share calculation under the treasury stock method.

Statutory reserve and restricted net assets

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures, and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production, or to increase registered capital, but is not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances, or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. As of March 31, 2026 and September 30, 2025, the restricted amounts as determined pursuant to PRC statutory laws totaled $2,439,535, and total restricted net assets amounted to $34,476,310 and $32,495,275, respectively.